SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 SUBSEQUENT EVENTS

On April 7, 2016, the Company entered into certain warrant exchange agreements (the “Exchange Agreements”), each by and between the Company and a holder of its outstanding Series E Warrants, pursuant to which the Company and each such holder agreed to exchange outstanding Series E Warrants for shares of common stock of the Company. Pursuant to the Exchange Agreements, the Company issued 650,160 shares of common stock of the Company in exchange for the surrender by the holders to the Company of 58,800,000 Series E Warrants exercisable to acquire approximately 1,680,000 shares of common stock of the Company (representing an exchange ratio of one share of common stock for each 2.584 shares of common stock underlying the surrendered Series E Warrants). The surrendered Series E Warrants were immediately cancelled by the Company and there are no Series E Warrants issued and outstanding.

On April 5, 2016, the Company received notification from the Utah Labor Commission, Occupational Safety and Health Division (ULC) that a former employee filed a claim with the ULC alleging wrongful termination in violation of the Utah Occupational Safety and Health Act, Utah Code. The Company has performed an investigation and believes the claim is without merit.

On May 2, 2016, the holders of the senior secured convertible notes of the Company voluntarily removed restrictions on the Company’s use of an aggregate of $1 million previously funded to the Company and authorized the release of those funds from the restricted cash accounts of the Company.

On May 11, 2016, the Company and certain of the buyers. as set forth in the Schedule of Buyers attached to the Securities Purchase Agreement, dated December 28, 2015 (the “SPA”), in relation to the issuance and sale by the Company of $22.1 million aggregate principal amount of senior secured convertible notes (the “Notes”) and related Series D common stock purchase warrants (the “Warrants”), holding enough of the Notes and Warrants to constitute the Required Holders under Section 10 of the Registration Rights Agreement by and between the Company the Buyers (the “Registration Rights Agreement”) entered into December 30, 2015, entered into Amendment Agreement No.3 to the Registration Rights Agreement (the “Third Amendment Agreement”), whereby the Company and the Buyers agreed to extend the deadline for bringing the initial registration statement required thereunder registering our shares of common stock issuable upon conversion of the Notes and exercise of the Warrants to the date which is the earlier of May 31, 2016 and the fifth (5th) business day after the date the Company is notified (orally or in writing, whichever is earlier) by the SEC that such initial registration statement will not be subject to further review.

Under the Third Amendment Agreement, the Buyers also waived any (i) any breach of the Registration Rights Agreement prior to May 11, 2016 under Section 2(a) of the Registration Rights Agreement for the Company’s failure to have the initial registration statement brought effective by the initial effectiveness deadline, prior to the date of Third Amendment Agreement and (ii) the Holder’s right to Registration Delay Payments (as defined under the Registration Rights Agreement) prior to the date of the Third Amendment Agreement for the Company’s failure to have the initial registration statement brought effective by the initial effectiveness deadline.

NOTE 18 SUBSEQUENT EVENTS

In January and February 2016, the Company issued 1,846,903 shares of common stock pursuant to the cashless exercise of 5,001,687 Series C Warrants, the conversion of 13,967 shares of Series E Preferred Stock and the exercise of 121,450 unit purchase options with the immediate conversion and exercise of the Series E Preferred Stock and Series C Warrants.

In January 2016, the Company settled the cashless exercise of 138,158 Series C Warrants with cash in the amount of $304,017.

On January 21, 2016 all outstanding Series C Warrants were mandatorily exercised utilizing the cashless provision of the warrants. As of March 1, 2016 there are 50,418 Series C Warrants that have yet to be delivered and upon delivery, the Company will issue 16,105 shares of common stock.

In February 2016, the Company entered into a settlement agreement with Dawson James Securities, Inc. (“Dawson James”) pursuant to a dispute related to an underwriting agreement. Dawson James has agreed to terminate its right of first refusal for a one time payment by the Company of $80,000. In addition, Dawson James has agreed to provide consulting services for a 12 month period in consideration of the Company paying them an aggregate consulting fee of $800,000 consisting of $200,000 paid upon execution of the agreement and $50,000 per month for 12 months.

In February 2016, the Company entered into amendment agreements with holders of the Notes and Series D Warrants. The amendments (i) reduced the number of shares of common stock required to be reserved for issuance upon the conversion of the Notes and exercise of the Series D Warrants from 120,000,000 to 85,000,000. The reduction will expire on April 1, 2016, and (ii) extend the deadline for filing the initial registration statement to register the common stock issuable upon conversion of the Notes and exercise of the Series D Warrants.

In February 2016 the Company completed a public offering of 39.2 million Units. Each 35 Units consists of one share of common stock and 1.5 Series E Warrants, each 35 Series E Warrants will purchase one share of our common stock at $0.25 per Series E Warrants. The Company received approximately $6.3 million of gross proceeds and approximately $5.6 million of net proceeds. The Series E Warrants expire six years from the date of issuance but were not exercisable for one year and were subject to a vote of the shareholders and an increase in the number of authorized common stock that the Company can issue.

On April 4, 2016, we entered into certain warrant exchange agreements each by and between us and a holder of our outstanding Series E Warrants, pursuant to which we and each such holder agreed to exchange outstanding Series E Warrants for shares of common stock. All of the issued and outstanding Series E Warrants were exchanged for 650,160 shares of common stock.